Schedule of Taxation in the Statements of Income (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Current
Total income tax (benefits) expenses	(71,708)	(57,129)	66,129	(91,141)	(135,265)	117,757
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
- recognition of prior year NOLs				(217,364)	(217,364)
- utilization of NOLs brought forward			13,747	54,213	24,587	75,512
- utilization of NOLs recognized during the period for prior year NOLs				80,418	66,300
- recognition for the period	26,059	4,525	38,657	10,376	19,115	17,685
Deferred tax assets Liabilities	(56,825)	(45,243)	52,404	(72,357)	(107,362)	93,197
- overprovision of DTA for first half year	(82,884)	(49,768)
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
- recognition of prior year NOLs				(56,711)	(56,711)
- utilization of NOLs brought forward			7,171	15,738	7,025	24,253
- utilization of NOLs recognized during the period for prior year NOLs				22,766	13,606
- recognition for the period	5,625	41	6,554	(577)	8,177	307
Deferred tax assets Liabilities	(14,883)	(11,886)	13,725	(18,784)	$ (27,903)	$ 24,560
- overprovision of DTA for first half year	$ (20,508)	$ (11,927)